                       U.S. SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM 24f-2
                           ANNUAL NOTICE OF SECURITIES GOLD
                                PURSUANT TO RULE 24f.2

               READ INSTRUCTIONS AS AND OF FORM BEFORE PREPARING FORM.
                                PLEASE PRINT OR TYPE.

--------------------------------------------------------------------------------
1.  Name and address of issuer:

    Atlas Assets. Inc.
    1901 Harrison Street
    Oakland, CA 04612

--------------------------------------------------------------------------------
2.  Name of each series or class of funds for which this notice is filed:

    See attached list.

--------------------------------------------------------------------------------
3.  Investment Company Act File Number:
                                        811-5485
    Securities Act File Number: 33-20318

--------------------------------------------------------------------------------
4.  Last day of fiscal year for which this notice is filed:

    12/31/95

--------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


--------------------------------------------------------------------------------
6. Date of termination of issuer's declaration under rule 241-2(a)(f), if applicable (see instruction A.8):


--------------------------------------------------------------------------------
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    None

--------------------------------------------------------------------------------
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    1,850,711 shares of capital stock

--------------------------------------------------------------------------------
9.  Number and aggregate sale price of securities sold during the fiscal year:

    95,544,000 shares, $166,279,106 (aggregate sales price)

--------------------------------------------------------------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

    93,693 shares, $146,698,584

--------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction 8.7):

    5,930,000 shares, $35,419,166 (sales price)

--------------------------------------------------------------------------------
12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
        the fiscal year in reliance on rule 24f-2            +146,698,584
        (from Item 10)                                      -------------

   (ii) Aggregate price of shares issued in connection
        with dividend reinvestment plans (from Item 11,       +35,419,166
        if applicable):                                     -------------

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year (if applicable):              -179,466,264
                                                            -------------
   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing        +-0-
                                                            -------------
    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2       2,651,466
        line (i) plus line (ii), less line (iii), plus ------------- line (iv), (if applicable):

   (vi) Multiplier prescribed by Section 8(b) of the
        Securities Act of 1933 or other applicable law or     x.00034483
        regulation (see instruction 0.8):                   -------------
  (vii) Fee due (line (i) or line (v) multiplied by           914.31
        line (vi)):                                         -------------

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See instruction C.3.

--------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)
                                                                      /X/
    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

--------------------------------------------------------------------------------
                                      SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Steven Gray
                          -------------------------------

                            Vice President and Chief
                          -------------------------------

Date                         Legal Counsel
     -----------------------
*Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------

                                  ATLAS ASSETS, INC.
                               ATTACHMENT TO FORM 24F-2
                                       ITEM 2.

Atlas Assets, Inc. is sold under the name Atlas Funds and consists of the following series:


Atlas National Municipal Money Fund

Atlas California Municipal Money Fund

Atlas National Municipal Bond Fund

Atlas California Municipal Bond Fund

Atlas U.S. Government and Mortgage Securities Fund

Atlas Growth and Income Fund

Atlas U.S. Treasury Money Fund

Atlas U.S. Government Intermediate Fund
 (formerly Atlas U.S. Treasury Intermediate Fund)

Atlas National Insured Intermediate Municipal fund

Atlas California Insured Intermediate Municipal Fund

Atlas Balanced Fund

Atlas Strategic Growth Fund